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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                   FORM 24F-2
                    Amended Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


            Read instructions at end of Form before preparing Form.

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1.     Name and address of issuer:

       Nvest Kobrick Investment Trust
       101 Federal Street
       Boston, MA  02110

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2.     The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]


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       Investment Company Act File Number:                    811-8435

       Securities Act File Number:                            333-37727

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4(a).  Last day of fiscal year for which this Form is filed:  9/30/00


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4(b).  [X] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).  [_] Check box if this is the last time the issuer will be filing this
           Form.



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5. Calculation of registration fee:

   (i)    Aggregate sale price of
          securities sold during the
          fiscal year pursuant to
          section 24(f):                                          $1,391,657,940
                                                                  --------------

   (ii)   Aggregate price of
          securities redeemed or the
          repurchased during
          fiscal year:                           $949,153,991
                                                 ------------

   (iii)  Aggregate price of securities
          redeemed or repurchased during any
          prior fiscal year ending no
          earlier than October 11, 1995 that
          were not previously used to reduce
          registration fees payable to the
          Commission:                            $          0
                                                 ------------

   (iv)   Total available redemption credits
          [add items 5(ii) and 5(iii)]:                           -$949,153,991
                                                                  --------------

   (v)    Net sales - if Item 5(i) is greater
          than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:                                        $  442,503,949
                                                                  --------------

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   (vi)   Redemption credits available for       $(          )
          use in future years - if Item 5(i)     ------------
          is less than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:

-------------------------------------------------------------
                                                                       X  .00025
                                                                       ---------
   (vii)  Multiplier for determining
          registration fee (See
          Instruction C.9):

   (viii) Registration fee due [multiply                            =$110,625.99
          Item 5(v) by Item 5(vii)] (enter                          ============
          "0" if no fee is due):
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6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.

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7. Interest due - if this Form is being filed
   more than 90 days after the end of the
   issuer's fiscal year (see Instruction D):

                                                                        +$16.25*
                                                                        --------
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8. Total of the amount of the registration fee
   due plus any interest due [line 5(viii) plus
   line 7]:
                                                                  =$110,642.24**
                                                                  ==============
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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:

   SEC Account No.:  0001047167
   Date of Wires:    4/12/01 - $960.66 (includes interest because filed more
                     than 90 days from fiscal year end)
                     12/28/00 - $109,681.58 (includes no interest because filed within 90 days of fiscal year end)
            Method of Delivery:
                            [X]   Wire Transfer
                            [_]   Mail or other means
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     *   This interest is calculated on the overdue registration fee of $944.41.
     **  Of this amount, $109,681.58 was paid as a registration fee and was wired to the Commission's lockbox depository on 12/28/00 in connection with the Registrant's Annual Notice of Securities Sold Pursuant to Rule 24f-2 filed on 12/28/00 (Accession No. 0001127563-00-000032).
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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Sherri A. Brown
                           ------------------------------
                               Sherri A. Brown, Treasurer

Date:  April  11, 2001

 * Please print the name and title of the signing officer below the signature.